Average Annual Total Returns - Institutional - Vanguard Institutional Short-Term Bond Fund	Institutional Plus Shares 1 Year	Institutional Plus Shares 5 Years	Institutional Plus Shares 10 Years	Institutional Plus Shares Return After Taxes on Distributions 1 Year	Institutional Plus Shares Return After Taxes on Distributions 5 Years	Institutional Plus Shares Return After Taxes on Distributions 10 Years	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Plus Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Bloomberg Barclays U.S. 1-3 Years Government/Credit ex Baa Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. 1-3 Years Government/Credit ex Baa Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. 1-3 Years Government/Credit ex Baa Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	3.92%	2.60%	1.93%	2.99%	1.71%	1.46%	2.37%	1.60%	1.29%	3.30%	2.08%	1.49%	7.51%	4.44%	3.84%